13F-HR
<SEQUENCE>1
<FILENAME>September 30, 2012-13f.txt
13F HOLDINGS REPORT

						UNITED STATES
						SECURITIES AND EXCHANGE COMMISSION
						WASHINGTON, D.C. 20549

						FORM 13F

						FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended September 30, 2012.

This Amendment Report Check Here ( X   )

Institutional Investment Manager Filing this Report:

Name:	Security Asset Management
Address:	400 Madison Avenue, Suite 5C
                New York, NY 10017

SEC File #: 28-3662

Filing on behalf of Security Asset Mgmt, no other investment mgrs involved.

Person Signing this Report on Behalf of Reporting Manager:

Name:	James D. Taliaferro
Title:	President
Phone:	212-644-5422
Signature, Place and Date of Signing:

James D. Taliaferro		New York, New York		January 14, 2013

Report Type 13F Holdings Report

List of Other Managers Reporting for this Manager: 0

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

This will be our last filing as discretionary assets are under $100 million.

								FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:	76
Form 13F Information Table Value Total:	$99,075 x 1000
List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3m Co                          COM              88579y101      622     6727 SH       SOLE                                       6727
ADR Vodafone Group PLC         COM              92857w209      575    20191 SH       SOLE                     8257             11934
Abbott Labs                    COM              002824100     1186    17305 SH       SOLE                                      17305
Allergan Inc.                  COM              018490102     2594    28329 SH       SOLE                    10126             18203
Altria Group Inc               COM              02209s103     1258    37685 SH       SOLE                     1780             35905
Amazon.Com                     COM              023135106     2190     8611 SH       SOLE                     3444              5167
Ambev                          COM              20441w203     1622    42388 SH       SOLE                    13676             28712
American Tower Corp            COM              03027X100     3037    42547 SH       SOLE                    15107             27440
Amgen Inc                      COM              031162100      219     2603 SH       SOLE                                       2603
Apple Computer Inc             COM              037833100     5412     8112 SH       SOLE                     2533              5579
At&t Corp Com New              COM              00206R102      808    21444 SH       SOLE                                      21444
AthenaHealth Inc               COM              04685w103      839     9145 SH       SOLE                     2570              6575
Berkshire Hathaway Class B New COM              084670702     4670    52947 SH       SOLE                    46501              6446
Blackrock Inc.                 COM              09247x101     1624     9107 SH       SOLE                     3631              5476
Blackstone Group LP            COM              09253u108      247    17290 SH       SOLE                     1449             15841
BorgWarner Inc                 COM              099724106      247     3575 SH       SOLE                     3575
Bristol Myers Squibb Co        COM              110122108      420    12454 SH       SOLE                                      12454
CME Group                      COM              12572q105     1657    28930 SH       SOLE                    12320             16610
Celgene Corporation            COM              151020104      250     3266 SH       SOLE                                       3266
Chevron Texaco Corp            COM              166764100      241     2068 SH       SOLE                      175              1893
Cisco Systems Inc              COM              17275R102      543    28427 SH       SOLE                    17364             11063
Coca Cola Co                   COM              191216100      396    10432 SH       SOLE                     1560              8872
Colfax                         COM              194014106     1004    27370 SH       SOLE                    10200             17170
Covidien PLC New F             COM              G2554F113     1729    29094 SH       SOLE                    11917             17177
Danaher Corp                   COM              235851102     2546    46171 SH       SOLE                    16452             29719
Discovery Holdings             COM              25468Y107     2267    38031 SH       SOLE                    15381             22650
Disney Walt Co Holding Co      COM              254687106      300     5732 SH       SOLE                                       5732
Dover Corp                     COM              260003108      363     6094 SH       SOLE                     4435              1659
EMC Corp Mass                  COM              268648102      580    21255 SH       SOLE                    10699             10556
EQT Corporation                COM              26884l109     1156    19595 SH       SOLE                     5740             13855
Ecolab Inc.                    COM              278865100     1030    15895 SH       SOLE                     4965             10930
Emerson Electric Co            COM              291011104      673    13934 SH       SOLE                      365             13569
Express Scripts Holdg Co Com   COM              30219G108     2066    32986 SH       SOLE                    13399             19587
Exxon Mobil Corp               COM              30231g102     4828    52796 SH       SOLE                    20094             32702
Fluor Corp                     COM              343412102      789    14023 SH       SOLE                    10481              3542
Ford Motor Co                  COM              345370860      113    11507 SH       SOLE                    11507
General Mills                  COM              370334104      198     4963 SH       SOLE                                       4963
Genl Electric Co               COM              369604103     2823   124288 SH       SOLE                    77130             47158
Genuine Parts Co               COM              372460105      242     3965 SH       SOLE                                       3965
Google Inc.                    COM              38259p508     1391     1843 SH       SOLE                      317              1526
Halliburton Co                 COM              406216101      274     8128 SH       SOLE                                       8128
Hj Heinz & Co                  COM              423074103      612    10942 SH       SOLE                      905             10037
Home Depot Inc                 COM              437076102      541     8957 SH       SOLE                                       8957
Intel Corp                     COM              458140100     1488    65663 SH       SOLE                    56020              9643
Intl Business Mach             COM              459200101      806     3884 SH       SOLE                      297              3587
JP Morgan Chase                COM              46625H100     3105    76696 SH       SOLE                    13494             63202
Johnson & Johnson Com          COM              478160104     2186    31729 SH       SOLE                    12950             18779
Kinder Morgan Energy Partners  COM              494550106      432     5235 SH       SOLE                      995              4240
Kraft Foods Inc.               COM              50075N104      222     5366 SH       SOLE                     1210              4156
Linkedin Corp                  COM              53578A108      553     4590 SH       SOLE                     1780              2810
MSCI                           COM              55354g100     1542    43087 SH       SOLE                    13071             30016
Mastercard Inc.                COM              57636q104     2624     5811 SH       SOLE                     1920              3891
Mcdonalds Corp                 COM              580135101      331     3608 SH       SOLE                                       3608
Mead Johnson Nutrition Co,     COM              582839106     1790    24422 SH       SOLE                     9330             15092
Merck & Co Inc New Com         COM              58933Y105     1186    26292 SH       SOLE                      200             26092
Microsoft Corp Com             COM              594918104     1029    34572 SH       SOLE                    21600             12972
Nike Inc                       COM              654106103      385     4054 SH       SOLE                     2454              1600
Novartis Ag Spon Adr           COM              66987v109      288     4700 SH       SOLE                                       4700
Novo Nordisk A/S ADR           COM              670100205     1976    12523 SH       SOLE                     5499              7024
Pepsico Inc                    COM              713448108      201     2837 SH       SOLE                                       2837
Pfizer Inc Com                 COM              717081103      453    18246 SH       SOLE                      890             17356
Philip Morris International    COM              718172109     1617    17974 SH       SOLE                      750             17224
Price T Rowe Group Inc.        COM              74144t108     1890    29860 SH       SOLE                    11991             17869
Priceline                      COM              741503403     2111     3410 SH       SOLE                     1422              1988
Procter & Gamble Co            COM              742718109     1456    20991 SH       SOLE                     2660             18331
Qualcomm Incorporated          COM              747525103     4076    65240 SH       SOLE                    31703             33537
Roper Industries               COM              776696106     2251    20486 SH       SOLE                     8090             12396
Royal Dutch Shell Class A      COM              780259206     2988    43054 SH       SOLE                     8800             34254
Stryker Corp                   COM              863667101     1154    20737 SH       SOLE                     7111             13626
Teradata Corp                  COM              88076W103      486     6451 SH       SOLE                     2490              3961
Time Warner Cable              COM              88732J207     2090    21990 SH       SOLE                     8976             13014
Tractor Supply Company         COM              892356106      232     2345 SH       SOLE                      940              1405
Unilever Plc                   COM              904767704      522    14294 SH       SOLE                     7382              6912
United Technologies Corp       COM              913017109      243     3100 SH       SOLE                                       3100
V. F. Corporation              COM              918204108      695     4363 SH       SOLE                     1736              2627
Verizon Communications         COM              92343v104      488    10706 SH       SOLE                                      10706